Basis for preparation, consolidation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for foreign currency translation [text block]
(a)	Foreign currencies -
The consolidated financial statements are presented in US dollars, which is also the Group’s functional currency.

For each entity, the Group determines the functional currency and the items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances
Transactions in foreign currency (a currency other than the functional currency) are initially recorded by the Group at the exchange rates prevailing at the dates of the transactions, published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Gains or losses from exchange differences arising from the settlement or translation of monetary assets and liabilities are recognized in the consolidated statements of profit or loss.

Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Description of accounting policy for financial instruments [text block]
(b)	Financial instruments - Initial recognition and subsequent measurement -
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -
Initial recognition and measurement -
Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, or derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Subsequent measurement -
For purposes of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at fair value through profit or loss.
-	Loans and receivables.
-	Held-to-maturity investments.
-	Available-for-sale financial investments.

Financial assets at fair value through profit or loss -
Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value presented as finance costs (negative changes) or finance revenue (positive changes) in the consolidated statements of profit or loss.

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value though profit or loss. These embedded derivatives are measured at fair value, with changes in fair value recognized in profit or loss.

Loans and receivables -
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. The losses arising from impairment are recognized in the consolidated statements of profit or loss.

This category generally applies to trade and other receivables, net.

Held-to-maturity investments -
Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held to maturity when the Group has the positive intention and ability to hold them to maturity. The Group did not have any held-to-maturity investment as of December 31, 2017 and 2016.

Available-for-sale financial assets -
The available-for-sale financial assets include equity investments and debt securities. Equity investments classified as available for sale are those that are neither classified as held for trading nor designated at fair value through profit or loss. Debt securities in this category are those that are intended to be held for an indefinite period of time and may be sold in response to needs for liquidity or in response to changes in the market conditions. The Group did not have these financial assets as of December 31, 2017 and 2016.

Derecognition -
A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired.
-
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset or, (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group´s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets -
The Group assesses, at each reporting date, whether there is objective evidence that a financial asset or group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred "loss event"), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in economic conditions that correlate with defaults.

For financial assets carried at amortized cost, the Group first assesses whether impairment exists for financial assets that are individually significant, or collectively for financial assets that are individually insignificant.

The amount of any impairment loss in the impairment identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The present value of the estimated future cash flows is discount at the financial asset’s original effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the consolidated statements of profit or loss. Interest income (recorded as revenue in the statements of profit or loss) continues to be accrued on the reduced carrying amount and is accrued using the interest rate used to discount the future cash flows for the purpose of measuring the impairment loss. Loans together with the associated allowance are written off when there is no realistic prospect of a future recovery and all collateral has been realized or has been transferred to the Group. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to finance costs in the consolidated statements of profit or loss.

(ii)	Financial liabilities -
Initial recognition and measurement -
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, accounts payable, financial obligations, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of interest-bearing loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, financial obligations, derivatives financial instruments and embedded derivatives.

Subsequent measurement -
The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IAS 39. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.

Except for the embedded derivative for concentrate sales, the Group has not designated any financial liability in this category.

Loans and borrowings -
After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statements of profit and cost when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the consolidated statements of profit or loss.

Derecognition -
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.

(iii)	Offsetting of financial instruments -
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for cash and cash equivalent [Text Block]
(c)	Cash and cash equivalents -
Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

Description of accounting policy for Inventories [Text Block]
(d)	Inventories -
Materials and supplies are valued at the lower of cost or net realizable value.

Cost is determined using the average method. In the case of finished goods and work in progress, cost includes the cost of materials and direct labor and a portion of indirect manufacturing expenses, excluding borrowing costs.

The current portion of the inventories is determined based on the expect amounts to be processed within the next twelve months. Inventories not expected to be processed within the next twelve months are classified as long-term.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs to make the sale.

Provision (reversal) for losses on the net realizable value are calculated based on a specific analysis conducted annually by the Management and is charged to income in the period in which it determines the need for the provision (reversal).

Description of accounting policy for business combinations and goodwill [text block]
(e)	Business combinations and goodwill -
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in the consolidated statements of profit or loss.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IAS 39 Financial Instruments: Classification and Measurement, is measured at fair value, with changes in fair value recognized in either profit or loss or as a change to other comprehensive income. If the contingent consideration is not within the scope of IAS 39, it is measured in accordance with the appropriate IFRS. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interests held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified again all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, this difference is allocate to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities, of the acquiree, are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Description of accounting policy for investment in associates [text block]
(f)	Investments in associates -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control over those policies. The Group's investments in associates are accounted for using the equity method. Under this method, the investment in an associate is initially recognized at cost.

The carrying amount of the investment is adjusted to recognize changes in the Group's share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statement of profit or loss reflects the Group’s share of the results of operations of the associates.

Any change in other comprehensive income of those investees is presented as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the consolidated statements of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The aggregate of the Group´s share of profit or loss of an associate is shown on the face of the consolidated statements of profit or loss outside operating profit and represents profit or loss after tax in the associates.

The financial statements of the associates are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After the application of the equity method, the Group determines whether it is necessary to recognize an impairment loss of its investment in associates. At each reporting date, the Group determines whether there is objective evidence that the investments in the associates are impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statements of profit or loss.

Upon loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

Description of accounting policy for prepaid expenses [Text Block]
(g)	Prepaid expenses -
Non-monetary assets which represent an entity’s right to receive goods or services are presented as prepaid expenses. The asset is subsequently derecognized when the goods are received and the services are rendered.

Description of accounting policy for property, plant and equipment [text block]
(h)	Property, plant and equipment -
Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closing and, borrowing costs for qualifying assets. The capitalized value of a finance lease is also included in this caption.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Also, when a major inspection is performed, its cost is recognized in the carrying amount of plant and equipment as a replacement if the recognition criteria are satisfied. All other maintenance and repair costs are recognized in the consolidated statement of profit or loss as incurred.

Depreciation -
Unit-of-production method:
In mining units with long useful lives, depreciation of assets directly related to the operation of the mine is calculated using the units-of-production method, which is based on economically recoverable reserves of the mining unit. Other assets related to these mining units are depreciated using the straight-line method with the lives detailed in the next paragraph.

Straight-line method:
Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	Between 6 and 20
Machinery and equipment	Between 5 and 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end, and adjusted prospectively, if appropriate.

Disposal of assets -
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.

Description of accounting policy for leases [text block]
(i)	Leases -
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Group as a lessee -
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risk and rewards incidental to ownership to the Group is classified as a finance lease. Finance leases are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statements of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognized as operating expenses in the consolidated statements of profit or loss on a straight-line basis over the lease term.

Group as a lessor -
Leases in which the Group does not transfer substantially all the risk and rewards of ownership of an asset are classified as operating leases.

Initial direct cost incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Description of accounting policy for mining rights [text block]
(j)	Mining concessions -
Mining concessions represent ownership of the right of exploration and exploitation to the Group on mining properties contains ore reserves acquired. Mining concessions are stated at cost and are amortized on units of production method, using as the basis of proven and probable reserves. If the Group leaves these concessions, the costs associated are written off in the consolidated statements of profit or loss.

Cost includes the fair value attributable to mineral reserves and the portion of mineral resources considered to be probable of economic extraction at the time of a business combination.

At end of each year, the Group evaluates if there is any indicator. If any impairment indicator exists, the Group estimates the asset’s recoverable amount.

Mining concessions are presented in the caption of mining concessions, development costs, property, plant and equipment, net.

Description of accounting policy for exploration and evaluation expenditures [text block]
(k)	Exploration and mine development costs –
Exploration costs -
Exploration costs are expensed as incurred. These costs primarily include materials and fuels used, surveying costs, drilling costs and payments made to the contractors.

Exploration and evaluation activity includes:

-	Researching and analyzing historical exploration data.
-	Gathering exploration data through geophysical studies.
-	Exploratory drilling and sampling.
-	Determining and examining the volume and grade of the resource.
-	Surveying transportation and infrastructure requirements.
-	Conducting market and finance studies.

Development costs –
When the Group’s Management approves the feasibility of the conceptual study of a project, the costs incurred to develop such property, including additional costs to delineate the ore body and remove impurities it contains, are capitalized as development costs under the caption mining concessions, development costs and property, plant and equipment, net. These costs are amortized when production begins, on the units-of-production basis over the proven and probable reserves.

The development costs include:

-	Metallurgical and engineering studies.
-	Drilling and other costs necessary to delineate ore body.
-	Removal of the initial clearing related to an ore body.

Development costs necessary to maintain production are expensed as incurred.

Description of accounting policy for stripping costs [text block]
(l)	Stripping (waste removal) costs -
As part of its mining operations, the Group incurs waste removal costs (stripping costs) during the development and production phases of its mining operations. Stripping costs incurred in the development phase of a mine, before the production phase commences (development stripping), are capitalized as part of the cost of constructing the mine and subsequently amortized over its useful life using units of production method. The capitalization of development stripping costs ceases when the mine starts production.

Stripping costs incurred during the production phase (production stripping costs) are generally considered to create two benefits, being either the production of inventory or improved access to the ore to be mined in the future. Where the benefits are realized in the form of inventory produced in the period, the production stripping costs are accounted for as part of the cost of producing those inventories. Where the benefits are realized in the form of improved access to ore to be mined in the future, the costs are recognized as a non-current asset, referred to as a stripping activity asset, if the following criteria are met:

-	Future economic benefits are probable.
-	The component of the ore body for which access will be improved can be accurately identified.
-	The costs associated with the improved access can be reliably measured.

To identify components of deposit, the Group works closely with the operating personnel to analyze the mine plans. Mostly, an ore body can have several components. The mine plans, and therefore, the identification of components, will vary among mines for a number of reasons.

The stripping activity asset is initially measured at cost, which surges from an accumulation of costs directly incurred during the stripping activity. The production stripping cost is presented within mining concessions, development costs, property, plant and equipment, net in the consolidated statements of financial position.

The production stripping cost is subsequently depreciated using the units of production method over the expected useful life of the component identified of the ore body that has been made more accessible by the activity. This cost is stated at cost less accumulated depreciation and accumulated impairment losses, if any.

Description of accounting policy for investment property [text block]
(m)	Investment properties –
Investment properties are measured at cost, net of accumulated depreciation and impairment loss, if any.

Depreciation of the investment properties is determined using the straight-line method with useful life of 20 years.

Investment properties are derecognized either when they have been disposed of or when they are permanently withdrawn from use and no future economic benefit is expected from their disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of derecognition.

Transfers are made to (or from) investment property only when there is a change in use.

For a transfer from investment property to an item of property, plant and equipment, the deemed cost for subsequent accounting is the fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Description of accounting policy for impairment of non-financial assets [text block]
(n)	Impairment of non-financial assets -
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit' (CGU) fair value less costs of disposal and its value in use. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less cost of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Impairment losses of continuing operations, including impairment of inventories, are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.

For assets in general, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

Description of accounting policy for provisions [text block]
(o)	Provisions -
General -
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for closure of mining units -
When the liability is initially recognized, the present value of the estimated costs is capitalized by increasing the carrying amount of the related mining assets (property, plant and equipment). Over time, the discounted liability is increased for the change in present value based on discounted rates that reflects current market assessments and the risks specify to the liability, in addition, the capitalized cost is depreciated and/or amortized based on the useful life of the asset. Any gain or loss resulting from the settlement of the obligation is recorded in the current results.

Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the rehabilitation liability and a corresponding adjustment to the related asset. Any reduction in the rehabilitation liability and, therefore, any deduction from the asset to which it relates, may not exceed the carrying amount of the asset. If it does, any excess over the carrying amount is taken immediately to the consolidated statements of profit or loss.

If the change in estimate results in an increase in the rehabilitation liability and, therefore, an addition to the carrying value of the asset, the Group considers whether this is an indication of impairment of the asset as a whole, and if so, tests for impairment, in accordance with IAS 36 "Impairment of Assets".

For closed mines, changes to estimated costs are recognized immediately in the consolidated statements of profit or loss.

Description of accounting policy for treasury shares [text block]
(p)	Treasury shares -
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized as additional capital in equity. The voting rights related to treasury shares are cancelled for the Group and no dividends on such shares are allocated.

Description of accounting policy for recognition of revenue [text block]
(q)	Revenue recognition -
Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured, regardless of when the payment is being made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty. The specific recognition criteria described below must also be met before revenue is recognized:

Sales of concentrates and metals -
Revenue from sale of concentrates and metals is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, usually on delivery of the goods, based on the commercial terms agreed.

Contract terms for the Company’s sale of metal in concentrate to customers allow for a price adjustment based on final assay results of the metal in concentrate by the customer to determine the final content. These are referred to as provisional pricing arrangements and are such that the selling price for metal in concentrate is based on prevailing spot prices on a specified future date after shipment to the customer (the quotation period). Adjustments to the sales price occurs based on movements in quoted market prices up to the date of final settlement. The period between provisional invoicing and final settlement can be between one and six months.

Sales contracts for metal in concentrate that have provisional pricing features are considered to contain an embedded derivative, which is required to be separated from the host contract for accounting purposes. The host contract is the sale of metals in concentrate, and the embedded derivative is the forward contract for which the provisional sale is subsequently adjusted with final liquidations. The embedded derivative is originated by the metals prices since the date of issuance of issuance of the provisional liquidation until the date of issuance of the final liquidation.

The embedded derivative, which does not qualify for hedge accounting, is initially recognized at fair value with subsequent changes in the fair value recognized in the consolidated statements of profit or loss until final settlement, and presented as part of net sales. Changes in fair value over the quotation period and up until final settlement are estimated by reference to forward market prices.

Interest income -
For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of profit or loss.

Royalty income -
The royalty income is recognized in accordance with the accrual method considering the substance of the relevant agreement.

Dividends -
Revenue is recognized when the Group's right to receive the payment is established, which is generally when shareholders approve the dividend.

Revenue from engineering and construction services -
Revenue is recognized based on the stage of completion of contracts for existing services. The stage of completion is measured by reference to services performed to date as a percentage of total services to be performed by each contract.

Rental income -
Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease term and is included in revenue in the consolidated statement of profit or loss due to its operating nature.

Description of accounting policy for employee benefits [text block]
(r)	Benefits to employees -
Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, "Employee Benefits" and are calculated in accordance with current Peruvian legislation based on the accrual basis.

Workers’ profit sharing
The Group recognizes workers’ profit sharing in accordance with IAS 19, “Employees Benefits". Workers' profit sharing is calculated in accordance with the Peruvian law (Legislative Decree No. 892), and the applicable rate is 8% over the taxable net base of current year. According to Peruvian law, the limit in the workers' profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit has be transferred to the Regional Government and “National Fund for Employment’s Promotion and Training” (“FONDOEMPLEO”).

Description of accounting policy for borrowing costs [text block]
(s)	Borrowing costs -
Costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance part of the cost of an asset. A qualifying asset is one whose value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Group incurs in connection with the borrowing of funds.

Description of accounting policy for income tax [text block]
(t)	Taxes -
Current income tax -
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid or the tax authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting period.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -
Deferred income tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except for taxable temporary differences associated with investments in associates, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right to compensate current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Peruvian mining royalties and special mining tax -
Mining royalties and special mining tax are accounted for in accordance with IAS 12 “Income Tax” because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue-after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the consolidated statements of financial position.

Therefore, obligations arising from Mining Royalties and Special Mining Tax are recognized as income tax under the scope of IAS 12. Both, Mining Royalties and Special Mining Tax generated deferred assets and liabilities which must be measured using the average rates expected to apply to operating profit in the quarter in which the Group expects to reverse temporary differences.

Sales tax -
Expenses and assets are recognized net of the amount of sales tax, except:

(i)
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Description of accounting policy for fair value measurement [text block]
(u)	Fair value measurement -
The Group measures its financial instruments, such as, derivatives and embedded derivatives, at fair value at the date of the consolidated statements of financial position. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group's Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Group's Management analyzes the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Description of accounting policy for derivative financial instruments and hedging [text block]
(v)	Derivative financial instruments and hedge accounting -
Initial recognition and subsequent measurement -
The Group uses derivative instruments to hedge its commodity price risk (forward commodity contracts) and its foreign exchange risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of the hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedge item or transaction, the nature of the risk being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Group’s hedge is classified as cash flow hedge. The effective portion of gain or loss on the hedging instrument is initially recognized in the consolidated statements of changes in equity, under the caption other equity reserves, while the ineffective portion is recognized immediately in the consolidated statements of profit or loss in the finance costs caption.

Description of accounting policy for discontinued operations [text block]
(w)	Discontinued operations -
The Group classifies disposal groups as held for sale if their carrying amounts will be recovered principally through sale rather than through continuing use. Such disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the plan will be made or that the sale will be withdrawn. Management must be committed to the sale expected within one year from the date of the classification.

An extension of the period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the entity’s control and there is sufficient evidence that the entity remains committed to its plan to sell the asset.

Property, plant and equipment are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

-	Represents a separate major line of business or geographical area of operations
-	It is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or
-	It is a subsidiary acquired exclusively with a view to re sale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit or loss.

Additional disclosures are provided in note 1(e). All other notes to the consolidated financial statements include amounts for continuing operations, unless otherwise mentioned.

Description of accounting policy for financial assets [text block]
(d)	Financial assets -

The Company determines the classification of its financial assets at initial recognition in accordance with IAS 39, “Financial Instruments: Recognition and Measurement”. Financial assets are recognized initially at fair value plus the direct costs attributable to the transaction. The Company’s financial assets include cash and cash equivalents, accounts receivable and embedded derivatives.

Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Accounts Receivables -

The Company’s receivables include current and long-term trade and other accounts receivable. These receivables are stated at their transaction value, net of an allowance for doubtful accounts. Trade accounts receivable are generated primarily from the Company’s concentrate and cathode sales, are denominated in US dollars, have current maturities, do not bear interest and have no specific guarantees.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, receivables are subsequently carried at amortized cost using the effective interest rate method less any provision for impairment (i.e. allowance for doubtful accounts).

The Company assesses whether, as of the date of the financial statements, there is objective evidence of impairment in the value of the receivable. Any resulting impairment is measured as the difference between the book value of the receivable and the present value of the estimated future cash flows, discounted at an original effective interest rate or one applicable to a similar transaction. The carrying amount of the receivable is reduced by means of an allowance account and recognized in the statements of comprehensive income.

Embedded derivatives –

Copper Sales -

The Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month based on quoted London Metal Exchange (LME) monthly average prices. The Company receives market prices based on prices in the specified future month, which results in price fluctuations recorded through revenues until the date of settlement. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is required to be separated from the main contract. The Company’s embedded derivatives from sales are measured at fair value (based on LME spot copper prices) with subsequent changes recognized in the statements of comprehensive income until the month of settlement.

Molybdenum Sales -

The Company’s molybdenum sales are also provisionally priced at the time of shipment. The Company records revenues and invoices customers at the time of shipment based on the arithmetic mean of the high and low Metals Week Dealer Oxide (MWDO) price. The provisional prices are finalized in a future month, according to the period of quotation, which results in price fluctuations recorded through revenues until the date of settlement, which also results in an embedded derivative that is required to be separated from the main contract.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for foreign currency translation [text block]
(a)	Foreign currencies -
The consolidated financial statements are presented in U.S. dollars, which is also the Company's functional currency.

Transactions and balance
Transactions in foreign currency (a currency other than functional currency) are initially recorded by the Company at the exchange rates prevailing at the time of the transactions.

Monetary assets and liabilities denominated in other currencies are translated into the U.S. dollar at exchange rates prevailing at the statements of financial position dates. Gains or losses from exchange differences arising from the settlement or translation of monetary assets and liabilities are recognized in the consolidated statements of comprehensive income. Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Description of accounting policy for financial instruments [text block]
(b)	Financial instruments - Initial recognition and subsequent measurement -
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -
Initial recognition and measurement
Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, or derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Financial assets of the Company comprise cash and cash equivalents, trade and other receivables, net and available-for-sale financial assets.

Subsequent measurement -
For purposes of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at fair value through profit or loss.
-	Loans and receivables.
-	Held-to-maturity investments.
-	Available-for-sale financial investments.

Financial assets at fair value through profit or loss -
Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value presented as finance costs (negative changes) or finance revenue (positive changes) in the consolidated statements of comprehensive income.

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value though profit or loss. These embedded derivatives are measured at fair value, with changes in fair value recognized in profit or loss.

Loans and receivables -
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. The losses arising from impairment are recognized in the consolidated statements of profit or loss.

This category generally applies to trade and other receivables, net. See note 6 for more information on accounts receivable.

Held-to-maturity investments -
Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held to maturity when the Company has the positive intention and ability to hold them to maturity. The Company did not have any held-to-maturity investments as of December 31, 2017 and 2016.

Available-for-sale (AFS) financial assets -
The available-for-sale financial assets include equity investments and debt securities. Equity investments classified as available-for-sale are those that are neither classified as held for trading nor designated at fair value through profit or loss. Debt securities in this category are those that are intended to be held for an indefinite period of time and may be sold in response to needs for liquidity, or in response to changes in the market conditions (Note 9).

After initial measurement, AFS financial investments are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income and credited in the unrealized gain on available-for-sale investments until investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the AFS reserve to the consolidated statement of profit or loss in finance costs. Interest earned whilst holding AFS financial investments is reported as interest income using the effective interest rate method.

Derecognition	-
A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired.
-
The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company´s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -
The Company assesses, at each reporting date, whether there is objective evidence that a financial asset or group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred "loss event") has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in economic conditions that correlate with defaults.

Financial assets carried at amortized cost
For financial assets carried at amortized cost, the Company first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Company determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the assets’ carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statement of profit or loss. Interest income (recorded as finance income in the consolidated statement of profit or loss) continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Company. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. Any amount that would have been decommissioned and is subsequently recovered is recovery is credited less finance costs in the consolidated statement of profit or loss.

Available-for-sale (AFS) financial investments
For AFS financial investments, the Company assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired.

In the case of equity investments classified as AFS, objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost. “Significant” is evaluated against the original cost of the investment and “prolonged” against the period in which the fair value has been below its original cost. Where there is evidence of impairment, the cumulative loss measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that investment previously recognized in the consolidated statement of profit or loss is removed from other comprehensive income and recognized in the consolidated statement of profit or loss. Impairment losses on equity investment are not reversed through profit or loss; increases in their fair value after impairment are recognized in other comprehensive income.

(ii)	Financial liabilities –
Initial recognition and measurement -
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, accounts payable, financial obligations, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of interest-bearing loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables.

Subsequent measurement -
The measurement of financial liabilities depends on their classification. Trade and other payables are subsequently measured at amortized cost.

Derecognition -
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of comprehensive income.

(iii)	Offsetting of financial instruments -
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for cash and cash equivalent [Text Block]
(c)	Cash and cash equivalents -
Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. Restricted cash is excluded from cash and cash equivalents and is included in other current assets or long-term assets depending on restrictions.

Description of accounting policy for stockpiles, ore on leach pads and inventories explanatory [Text Block]
(d)	Stockpiles, ore on leach pads and inventories -
Costs that are incurred in or benefit the productive process are accumulated as stockpiles, ore on leach pads and inventories. Stockpiles, ore on leach pads and inventories are carried at the lower of average cost or net realizable value. Net realizable value represents the estimated future sales price of the product based on current and long-term metals prices, less the estimated costs to complete production and bring the product to sale. Write-downs of stockpiles, ore on leach pads and inventories to net realizable value are reported as a component of costs applicable to sales. The current portion of stockpiles, ore on leach pads and inventories is determined based on the expected amounts to be processed within the next twelve months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next twelve months are classified as non-current. The major classifications are as follows:

(i)	Stockpiles -
Stockpiles represent ore that has been extracted from the mine and is available for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained ounces (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead and depreciation and amortization relating to mining operations, and removed at each stockpile's average cost per recoverable unit as material is processed.

(ii)	Ore on leach pads -
The recovery of gold from certain gold oxide ores is achieved through the heap leaching process. Under this method, oxide ore is placed on leach pads where it is treated with a chemical solution, which dissolves the gold contained in the ore. The resulting gold-bearing solution is later processed in a plant where the gold is recovered. Costs are added to ore on leach pads based on current mining costs, including applicable overhead and depreciation and amortization relating to mining operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per estimated recoverable ounce of gold on the leach pad.

The estimates of recoverable gold on the leach pads are calculated from the quantities of ore placed on the pads (measured tons added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type). In general, the leach pads recover between 50% and 95% of the ultimate recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is complete.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and estimates are refined based on actual results over time. Historically, the Company's operating results have not been materially impacted by variations between the estimated and actual recoverable quantities of gold on its leach pads. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis.

(iii)	In-process inventory -
In-process inventories represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific processing facility, and include mill in-circuit and leach in-circuit. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed into the process attributable to the source material coming from the mines, stockpiles and/or leach pads plus the in- process conversion costs, including applicable amortization relating to the process facilities incurred to that point in the process.

(iv)	Precious metals inventory -
Precious metals include gold Dore and/or gold bullion. Precious metals that result from the Company's mining, processing activities are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus applicable refining costs.

(v)	Materials and supplies -
Materials and supplies are valued at the lower of average cost or replacement value. Cost includes applicable taxes and freight.

Description of accounting policy for property, plant and equipment [text block]
(e)	Property, plant and equipment -
The cost of an element of property, plant and equipment comprises the following: the acquisition price or manufacturing cost, including non-reimbursable customs and taxes and any cost necessary to place the asset in operating condition, as anticipated by Management; the estimate of the rehabilitation obligation and; in the case of qualified assets, the financing costs.

The purchase price or construction cost corresponds to the total amount paid and fair value of any other consideration provided to acquire the asset. Subsequent costs attributable to property, plant and equipment are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably, otherwise the cost is charged to production or expense.

Maintenance and repair expenses are charged to the production cost or expense, as necessary, in the period when incurred.

Disbursements incurred to replace a component of an item or element of property, plant and equipment are capitalized separately, writing-off the carrying amount of the component being replaced. In the event the component replaced has not been considered as a separate component of the asset item, the replacement value of the new component is used to estimate the carrying amount of the assets being replaced.

Assets in the construction stage are capitalized as separate components. At their completion, the cost is transferred to the appropriate category. Work in progress is not depreciated.

Depreciation
Land is not depreciated. Other than land, depreciation of property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual value over their estimated useful lives and in the case of assets assigned to the production process of Yanacocha, under the lower of that determined under the units of production method or the useful life of the mine. Remaining useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings	Between 5 and 10 years
Plant and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fittings	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Assets retirement cost	Useful life of the mine and/or process facilities

The assets' useful lives and residual values are reviewed, and adjusted if appropriate, at each date of the consolidated statement of financial position. Any changes in these estimates are prospectively adjusted.

Disposal of assets
Property, plant and equipment items are written-off at the date they are sold or when no economic benefits are expected from their further use or sale. Gains and losses on disposals of assets are determined by comparing the proceeds with their carrying amounts. These gains or losses are included in the consolidated statements of comprehensive income.

Description of accounting policy for exploration and evaluation expenditures [text block]
(f)	Mineral Interests -
Mineral interests include acquired interests in production, development and exploration stage properties. The mineral interests are capitalized at their fair value at the acquisition date.

The value of such assets is primarily driven by the nature and amount of mineralized material believed to be contained in such properties. Production stage mineral interests represent interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves.

Exploration stage mineral interests represent interests in properties that are believed to potentially contain mineralized material consisting of (i) mineralized material such as inferred material within pits; mineralized material with insufficient drill spacing to qualify as proven and probable reserves; and mineralized material in close proximity to proven and probable reserves; (ii) around-mine exploration potential not immediately adjacent to existing reserves and mineralization, but located within the immediate mine area; (iii) other mine-related exploration potential that is not part of current mineralized material and is comprised mainly of material outside of the immediate mine area; (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property, as described above; or (v) any acquired right to explore or extract a potential mineral deposit.

Exploration costs are capitalized when reserves at the location are declared in the Reserves and Resource information published annually by Newmont in its form 10-K. At this point, exploration costs are capitalized as mine development or as a component of property, plant and equipment, as appropriate.

The Company's mineral rights generally are enforceable regardless of whether proven and probable reserves have been established. The Company has the ability and intent to renew mineral interests where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineralized material.

Mineral interests are presented in the caption of property, plant and equipment, net.

Description of accounting policy for mining assets [text block]
(g)	Mine development -
Mine development costs include engineering and metallurgical studies, drilling and other related costs to delineate an ore body, and the removal of overburden to initially expose an ore body at open pit surface mines. Costs incurred before mineralization is classified as proven and probable reserves are expensed and classified as Exploration or Advanced projects, research and development expense. Capitalization of mine development project costs, that meet the definition of an asset, begins once mineralization is classified as proven and probable reserves.

Drilling and related costs are capitalized for an ore body where proven and probable reserves exist; and the activities are directed at obtaining additional information on the ore body or converting mineralized material to proven and probable reserves. AII other drilling and related costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs and then included as a component of Costs applicable to sales.

The cost of removing overburden and waste materials to access the ore body at an open-pit mine prior to the production phase are referred to as "pre-stripping costs." Pre-stripping costs are capitalized during the development of an open-pit mine. Where multiple open pits exist at a mining complex utilizing common processing facilities, pre-stripping costs are capitalized at each pit. The removal and production of de minimis saleable materials may occur during development and are recorded as Other income, net of incremental mining and processing costs. See (h) below.

The production phase of an open-pit mine commences when saleable minerals, beyond a de minimis amount, are produced. Stripping costs incurred during the production phase of a mine are variable production costs that are included as a component of inventory to be recognized in Costs applicable to sales in the same period as the revenue from the sale of inventory. The Company's definition of a mine and the mine's production phase may differ from that of other companies in the mining industry resulting in incomparable allocations of stripping costs to deferred mine development and production costs.

Mine development costs are amortized using the units-of production ("UOP") method based on estimated recoverable ounces in proven and probable reserves. To the extent that these costs benefit an entire ore body, they are amortized over the estimated life of the ore body. Costs incurred to access specific ore blocks or areas that only provide benefit over the life of that area are amortized over the estimated life of that specific ore block or area.

Mine development costs are presented in the caption of Property, plant and equipment, net.

Description of accounting policy for stripping costs [text block]
(h)	Stripping activity asset -
The Company accounts for stripping costs incurred during the production phase of a surface mining in accordance with IFRIC 20 "Stripping costs in the production phase of as surface mine" whereby a stripping asset is recognized if, and only if, all of the following are met:

-	It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the entity;
-	The entity can identify the component of the ore body for which access has been improved; and
-	The costs relating to the stripping activity associated with that component can be measured reliably.

The primary components of the ore body on a pit by pit basis as well as within major pits are identified. Based on these components, stripping activities are analyzed and costs are assigned based on whether they pertained to current inventory production or improved access to future ore bodies (or components of an ore body).

Based on this analysis, the Company allocated the costs associated with improved access as a “stripping activity asset”. This allocation is based on the volume of waste and ore extracted in the period compared to expected volume life-of-mine per component of ore body.

Costs allocated to the production stripping activity asset are subsequently depreciated. Depreciation of the production stripping asset was calculated on a systematic basis ("waste-to-ore tons ratio") method over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping costs. This depreciation is a production cost.

Description of accounting policy for impairment of non-financial assets [text block]
(i)	Impairment of non-financial assets -
The carrying amounts of non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying values are in excess of the recoverable amount. The recoverable amount is determined as the higher of an asset's fair value, less costs of disposal, and its value in use. Such review is undertaken on an asset by asset basis, except where such assets do not generate cash flows independently from other assets, in which case the review is undertaken at the cash generating unit level. The Company identified two separate cash generating units according to its segments: Yanacocha and Conga.

Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, trends and related factors), production levels, operating costs, capital requirements and reclamation costs, all based on life-of-mine plans and the appropriate discount rate. These estimates, used in the determination of future cash flows, are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels, costs and capital and interest rates are each subject to significant risks and uncertainties.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the statement of comprehensive income to reflect the asset at the lower amount. In assessing the recoverable amount for assets, the relevant future cash flows expected to arise from the fair value less costs of disposal have been discounted to their present value.

An impairment loss is reversed in the statement of comprehensive income if there is a change in estimate used to determine recoverable amount since the prior impairment loss was recognized.

The carrying amount of an asset is increased to the recoverable amount but not beyond the carrying amount net of depreciation or amortization which would have arisen if the prior impairment loss had not been recognized. After such a reversal the depreciation charge is adjusted in future periods to allocate the asset's revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Description of accounting policy for provisions [text block]
(j)	Provisions -
General -
Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. If the time value of money is significant, provisions are discounted using pre-tax rates, which reflect, when appropriate, the liabilities' specific risks. The reversal of the discount due to the passage of time originates the increase of the obligation which is recognized with a charge to the statement of comprehensive income as a finance cost.

Provisions are reviewed periodically and are adjusted to reflect the best estimate available as of the date of the consolidation statement of financial position. The expenses related to other provisions are presented in the consolidated statement of comprehensive income.

Disclosure of contingent obligations is provided when their existence will only be confirmed by future events or their amount cannot be reliably measured. Contingent assets are not recognized and are disclosed only if it is probable that the Company will generate future economic benefits.

Asset Retirement Obligation -
Reclamation obligations are recognized when incurred and recorded as liabilities at the best estimate of the expenditure required to settle the obligation. The liability is accreted over time through periodic charges to earnings. In addition, the asset retirement cost is capitalized as part of the asset's carrying value and amortized over the life of the related asset. Reclamation costs are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation costs. The estimated reclamation obligation is based on when spending for an existing disturbance is expected to occur. The Company reviews, on an annual basis, unless otherwise deemed necessary, the reclamation obligation at each mine site.

Description of accounting policy for recognition of revenue [text block]
(k)	Revenue recognition -
Revenue from the sale of gold is recognized net of treatment and refining charges, when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, risk and title has been transferred to the customer and collection of the sales price is reasonably assured.

Sales contracts for copper, silver and carbon incorporate provisional pricing at the date of delivery of the mineral ore. The final price is an average market price for a particular future period. Revenue from provisionally priced sales of copper, silver and carbon fine is recognized when risks and rewards of ownership are transferred to the customer, generally at the date of delivery, and revenue can be measured reliably. At this date, the amount of revenue to be recognized will be estimated based on the forward market price of the commodity being sold.

Revenues from silver and copper sales are credited to Costs applicable to sales as a by-product credit. Royalties paid based on revenue are charged to revenue.

Description of accounting policy for income tax [text block]
(l)	Taxes -
Current income tax -
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in Peru.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations where applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -
The Company accounts for income and mining taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company's liabilities and assets and the related income tax basis for such liabilities and assets. This method generates a net deferred income tax liability or net deferred income tax asset for the Company, as measured by the statutory tax rates in effect as enacted.

The Company derives its deferred income tax charge or benefit by recording the change in the net deferred income tax liability or net deferred income tax asset balance for the year, based on Peruvian income and mining tax laws. Royalty taxes are calculated based on operating profit, as such are shown as income tax.

The Company's deferred income tax assets include certain future tax benefits. The Company determines valuation allowance to any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized (Note 14).

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Sales tax -
Expenses and assets are recognized net of the amount of sales tax, except:

(i)
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Description of accounting policy for fair value measurement [text block]
(m)	Fair value measurement -
The Company measures its financial instruments, such as, derivatives and embedded derivatives, at fair value as of the date of the consolidated statements of financial position.

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated statements of financial position on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Company's Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Company's Management analyzes the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Company’s accounting policies.
For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Description of accounting policy for reclassification of financial instruments [text block]
2.5.	Reclassifications
The Company has reclassified certain prior period amounts to conform to the 2017 presentation, including the following items:

The Company has reclassified a portion of the impairment loss as of December 31, 2016 included in Property, Plant and equipment, net to Intangible assets, net for US$4.3 million after the conclusion of the final allocation.

The Company has reclassified community development costs of US$6.3 million from Administrative expense to Costs applicable to sales for the year ended December 31, 2015.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for basis of presentation of financial statements [Text Block]
(a)	Basis of presentation -

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS includes International Accounting Standards (IAS) and pronouncements of the Interpretations Committees (SIC and IFRIC).

The financial statements have been prepared based on historical cost, except for accounts receivable and/or payable related to embedded derivatives, which have been measured at fair value (see Note 2(d)). The financial statements are presented in United States dollars (US$) and include the years ended December 31, 2017 and 2016. Unless otherwise indicated, all values have been rounded to the nearest thousand.

Description of accounting policy for property, plant and equipment [text block]
(g)	Property, plant and equipment -

Property, plant and equipment are valued at historical cost, including costs that are directly attributed to the construction or acquisition of the asset, net of accumulated depreciation, amortization and impairment.

Repairs and/or improvements that increase the economic life of an asset and for which it is probable that there will be future economic benefit to the Company, are recorded as assets. All other maintenance costs are charged to expense as incurred.

Land is not depreciated. Depreciation of assets directly related to the useful life of the mine is calculated using the units-of-production (UOP) method based on the mine’s proven and probable copper reserves. Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 3 and 25
Transportation units	7
Furniture and fixtures	7
Other equipment	Between 3 and 25

Critical spare parts and other parts which are directly identified with machinery or equipment are included in property, plant and equipment, and the economic life assigned corresponds to the main asset with which they are identified.

An item of property, plant and equipment is retired at the time of its disposal or when no future economic benefits are expected from its use or subsequent disposition. Any gain or loss arising at the time of retirement is calculated as the difference between the proceeds from the sale and the book value of the asset and is included in the statements of comprehensive income in the year the asset is retired.

The residual value and useful economic lives of the Company’s property, plant and equipment are reviewed, and adjusted if appropriate, at each year end.

Impairment -

At each reporting date, the Company evaluates if there is any indication that an asset could be impaired. If such an indication exists, the Company estimates the recoverable amount of the asset. The recoverable amount of an asset is the greater of its fair value less costs to sell or its value in use and is determined for the assets of the mine as a whole, since there are no assets that generate cash revenues independently.

When the book value of an asset exceeds its recoverable amount, the asset is considered impaired and is reduced to its recoverable amount. When evaluating the value in use, the future estimated cash flows are discounted to their present value using an after-tax discount rate that reflects current market evaluations of the time value of money and the specific risks to the asset.

Losses resulting from the impairment of assets are recognized in the statements of comprehensive income under the categories of expenses consistent with the function of the impaired asset. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The revised valuation cannot exceed the book value that would have been determined, net of depreciation, if an impairment loss for the asset had not been recognized in a previous period. Such a reversal is recognized in the statements of comprehensive income.

There was no asset impairment loss for the Company for the years ended December 31, 2017, 2016 and 2015.

Description of accounting policy for exploration and evaluation expenditures [text block]
(i)	Exploration, development and stripping costs -

Exploration costs -

Mineral exploration costs, as well as drilling and other costs incurred for the purpose of converting mineral resources to proven and probable reserves, or identifying new mineral resources at development or production stage properties, are charged to the statements of comprehensive income as incurred.

Development costs -

Development costs are capitalized when the economic and technological feasibility of the project is confirmed, which is generally when the development or project has reached a milestone in accordance with a model established by management.

Stripping cost -

In accordance with IFRIC 20, “Stripping Cost in the Production Phase of a Surface Mine,” stripping costs incurred in the production phase are capitalized as a component of property, plant and equipment (see Note 8) if the stripping activity improves access to the ore body or enhances an existing asset. The stripping activity asset is subsequently amortized using the UOP method over the component of the ore body benefited.

Description of accounting policy for provisions [text block]
(j)	Provisions -

General -

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that resources of the Company will be required to settle the obligation, and an estimate of the amount of the obligation can be calculated. The expense relating to any provision is presented in the statements of comprehensive income, net of any reimbursement, in the period the provision is established.

If the effect of the time value of money is significant, provisions are discounted by applying a discount rate that reflects, where applicable, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense in the statements of comprehensive income.

Mine closure provision -

The Company records a mine closure provision when a contractually or legally enforceable obligation arises. The Company estimates the present value of its future obligation for mine closure and increases the carrying amount of the related asset retirement cost (ARC), which is included in property, plant and equipment in the consolidated statements of financial position. Subsequently, the mine closure provision is accreted to full value over time and recognized as an interest cost considered in the initial fair value estimate. The related ARC is depreciated using the UOP method over the life of the mine.

The Company evaluates its mine closure provision on a quarterly basis and makes adjustments to estimates and assumptions, including scope, future costs and discount rates, as applicable. Changes in the fair value of the mine closure provision or the useful life of the related asset are recognized as an increase or decrease in the book value of the provision and the related ARC in accordance with IAS 16, “Property, Plant and Equipment.” Any decrease in the mine closure provision and related ARC cannot exceed the current book value of the asset; amounts over the current book value will be recorded in the statements of comprehensive income.

Description of accounting policy for recognition of revenue [text block]
(k)	Revenue recognition -

The Company primarily sells copper concentrate and copper cathode in accordance with sales contracts entered into with its customers. Revenues comprise the fair value of the sale of goods, net of related general sales taxes. The Company recognizes revenue when the amount can be reliably measured, it is probable that future economic benefits will flow to the Company and all significant risks (including title and insurance risk) and rewards of ownership have transferred to the customer. Revenue is not considered reliably measured until all contingencies relating to the sale have been resolved.

Sales of copper concentrate and copper cathode -

Local sales of copper cathode are recognized when the Company has delivered the goods to the shipping company designated by the customer. Revenue associated with foreign sales of copper concentrate and copper cathode is recognized when all significant risks and rewards of ownership have transferred to the customer, which is typically when the inventory has passed over the vessel’s rail at the port of loading.

As described in Note (d), the Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month in accordance with the terms specified in the related sales contract and based on quoted LME monthly average prices. The Company receives market prices in the specified future month, and these sales result in changes recorded to revenues until the specified future month. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is bifurcated from the host contract.

The Company’s revenues are subject to OSINERGMIN (Organismo Supervisor de la Inversión en Energía y minería) and OEFA (Organismo de evaluación y fiscalización ambiental) royalties. The calculation for the OSINERGMIN contribution is 0.15% of invoiced sales for the year 2017 (0.16% for the year 2016 and 0.19% for the year 2015), and the calculation for the OEFA contribution is 0.11% of invoiced sales for the year 2017 (0.13% for the year 2016 and 0.15% for the year 2015). Those royalties are presented as a reduction of revenues (see Note 15).

Description of accounting policy for employee benefits [text block]
(m)	Benefits to employees -

Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, “Employee Benefits” and current Peruvian legislation.

Worker’s profit sharing -

The Company recognizes worker’s profit sharing in accordance with IAS 19. Worker’s profit sharing is calculated in accordance with Peruvian laws (Legislative Decree No. 892), and the Company’s worker’s profit sharing rate is 8% over the net taxable base of the current year. According to Peruvian law, the limit in the worker’s profit sharing that an employee could receive is equivalent to 18 months of wages, and any excess above such limit is transferred to the Regional Government and the National Fund for Employment’s Promotion and Training. The Company’s workers profit share is recognized as a liability in the statements of financial position and as an operating expense in the statements of comprehensive income.

Description of accounting policy for borrowing costs [text block]
(n)	Borrowing cost -

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance costs as part of the asset. A qualifying asset is one whose value is greater than US$1 million and requires at least 12 months to be ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds.

Description of accounting policy for fair value measurement [text block]
(o)	Fair value measurement -

The Company measures its embedded derivatives, at fair value, at each date presented in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
-	Level 2 — Valuation techniques for which the lowest-level input that is significant to the fair value measurement is directly or indirectly observable
-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Description of accounting policy for functional currency [text block]
(c)	Currency -

The financial statements are presented in United States (US) dollars which is also the Company’s functional currency.

Foreign currency transactions are those carried out in a currency other than the functional currency. Foreign currency transactions are translated into the functional currency by applying the exchange rate in force on the date the transaction takes place. Monetary assets and liabilities denominated in foreign currencies are converted using the functional currency spot rate in force at the reporting date.

Gains and losses as a result of the difference in the exchange rate when currency items are liquidated or when converting currency items at exchange rates that are different from those used for their initial recognition are recognized in the statements of comprehensive income for the year.

The Company uses Peruvian Sol (S/) exchange rates published by the Superintendent of Banks, Insurance and Pension Fund Administrator. The published exchange rates were S/3.238 for US$1 for buying and S/3.245 for US$1 for selling as of December 31, 2017, and S/3.352 for US$1 buying and S/3.360 for US$1 for selling as of December 31, 2016. These rates have been applied to the appropriate asset and liability accounts.

Description of accounting policy for financial liabilities [text block]
(e)	Financial liabilities -

All financial liabilities are recognized initially at fair value and, in the case of accounts payable and other financial liabilities, net of directly attributable transaction costs. The Company´s financial liabilities include loans, trade and other payables, other financial liabilities and embedded derivatives.

Loans -

Loans are initially recognized at their fair value, net of directly attributable transaction costs. After initial recognition, loans are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of comprehensive income when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the statements of comprehensive income.

Description of accounting policy for intangible assets other than goodwill [text block]
(h)	Intangible Assets -

Intangible assets are recorded at cost less accumulated amortization. After the initial recognition, the intangible assets are recorded at its cost less accumulated amortization and any accumulated loss for impairment of use, if applicable.

Description of accounting policy for income taxes,deferred taxes and other taxes [Text Block]
(l)	Income taxes, deferred taxes and other taxes -

Income taxes -

Income tax assets and liabilities are measured at the amounts expected to be paid to or recovered from the tax authorities. The tax rates and tax laws that are applied to compute the amounts are those that are enacted or substantially enacted at the end of the reporting period. The Company calculates the provision for income tax in accordance with the Peruvian tax legislation in force. For the years 2017, 2016 and 2015, the Company was subject to an income tax rate of 32% (see Note 14(b)).

Deferred Taxes -

Deferred taxes are presented using the liability method for differences between the tax basis of assets and liabilities and their book value for financial reporting purposes. Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recorded for all deductible differences when there is a probability that there could be taxable earnings against which the deductible difference could be applied.

The book value of deferred tax assets is reviewed at the end of each period and reduced to an amount that is more likely than not to be realized against taxable earnings. Deferred tax assets that are not recognized are reassessed each period and are recognized when it is more likely than not that future taxable earnings will allow for the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at tax rates that are expected to be applicable during the year when the assets are realized or the liabilities are liquidated, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the end of the period. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax assets against tax liabilities and the deferred tax is related to the same entity and the same tax authority.

Mining Taxes -

On September 29, 2011, Law N° 29788 (which amended Law N° 28528) was enacted creating a new mining tax and royalty regime in Peru. Under the new regime, companies that did not have stability agreements were subject to the payment of royalties and a special mining tax. Cerro Verde believes its 1998 Stability Agreement exempts from royalties all minerals extracted from its mining concession, irrespective of the method used for processing those materials, and therefore, was not subject to the payment of royalties and a special mining tax. See Note 14(d) for further discussion of recent developments resulting in the recognition of provisions for these disputed prior years royalties and special mining taxes. Because the Company believes it was not subject to the payment of royalties and a special mining tax, Cerro Verde was subject to special mining burden (GEM) until the expiration of its 1998 Stability Agreement on December 31, 2013. Under the terms of its current 15-year stability agreement (see Note 14(a)), which became effective January 1, 2014, the Company is subject to mining royalties and a special mining tax for all of its mining production.

Supplementary Retirement Fund -

On July 9, 2011, Law N°29741 was enacted and established a Mining, Metallurgical and Steel Supplementary Retirement Fund (SRF), which is a social security retirement fund for mining, metals and steel industry workers. Under the terms of its current 15-year stability agreement, the Company is subject to SRF, which is calculated as 0.5% of net taxable income.

Description of accounting policy for earnings per share [text block]
(p)	Basic and diluted earnings per share -

Basic and diluted earnings per share have been calculated based on the weighted average number of common shares outstanding during the period. When the number of shares is modified because of capitalization of retained earnings, the net income per basic and diluted shares is adjusted retroactively for all of the periods reported. For the years 2017 and 2016, the Company did not have any financial instruments with dilutive effects; as a result, the basic and diluted shares are the same in all periods presented.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
(q)	New IFRS –

Following is a summary of improvements and amendments to IFRS that are not yet effective but will be applicable to the Company.

-
IFRS 15 “Revenue from Contracts with Customers”, issued in May 2014 and amended in April 2016, established a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The new standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018.

Beginning January 1, 2018, the Company adopted this new standard on the required effective date using the modified retrospective method, in which the cumulative effect resulting from applying this new standard will be presented by adjusting the initial balance of retained earnings (January 1, 2018). During 2016, the Company performed a preliminary assessment of IFRs 15, followed by a more detailed analysis in 2017.

The key issues identified, and the Company’s views and perspectives, are set out below. These are based on the Company’s current interpretation of IFRS 15 and may be subject to change as the interpretations evolve. Furthermore, the Company is considering and will continue to monitor any further development.

To date, the Company has considered the following issues:

(a)	Mineral sales

For contracts with customers in which the sale of copper concentrate or copper cathode is expected to be the only performance obligation, it is estimated that IFRS 15 has no impact on the Company’s revenues and net profit. Management expects revenue recognition to occur at the moment control of the asset is transferred to the customer, which generally occurs with the delivery of the goods. At the time of preparing the adoption of IFRS 15, the Company has considered the following:

(i)	Variable considerations

Some of the Company’s sales of copper concentrate and copper cathode contain provisional pricing features which are currently considered to be embedded derivatives. Revenue is recognized at the estimated fair value of the total consideration received or receivable, net of discounts, provisions, and changes in volumes delivered at the point of destination.

Based on the “estimated fair value” approach, the Company expects that the application of the standard will not have a material impact on the financial statements.

Revenue, in respect of the host contract, will be recognized when control passes to the customer and will be measured at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the QP (Quotation Period), i.e., using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price (which is consistent with current practice). When considering the initial assay estimate, the Company has considered the requirements of IFRS 15 in relation to the constraint on estimates of variable consideration. It will only include amounts in the calculation of revenue where it is highly probable that a significant revenue reversal will not occur when the uncertainty relating to final assay/quality is subsequently resolved, i.e., at the end of the QP. The assay differences are not usually material to the Company, hence, no change is expected when compared to the current approach. Consequently, at the time the concentrate passes the ship’s rail, the Company will recognize a receivable because from that time it considers it has an unconditional right to consideration. This receivable will then be accounted for in accordance with IFRS 9.

With respect to the presentation of the amounts arising from such provisionally priced contracts, IFRS 15 requires those amounts to be disclosed separately from other types of revenues. This means that the revenue recognized from the initial sale must be separately disclosed in the financial statements from any revenue/income recognized from subsequent movements in the fair value of the related concentrate receivable. The Company presents the movements in the embedded derivative separately, so this requirement will not have an impact on the presentation of the Company’s financial statements. However, the quantum of the fair value movement may be different as a result of the adoption of IFRS 9. Consistent with current practice, any subsequent changes that arise due to the differences between the initial and the final assay will be recognized as an adjustment to the revenue from contracts with customers.

(ii)	Impact of shipping terms

The Company sells a portion of its copper concentrate and copper cathodes on CFR (Cost & Freight) and CIF (Cost, Insurance & Freight) Incoterms. This means that the Company is responsible for shipping services after the date at which control of the concentrate passes to the customer at the port of loading, i.e., when it crosses the ship’s rail. Under IAS 18, these shipping services are currently not considered to represent a separate service; hence, no revenue is allocated to them. Instead, concentrate revenue is recognized in full at the date the concentrate passes the ship’s rail, and the costs associated with shipping the goods are considered to be part of cost of sales.

Under IFRS 15, the provision of shipping services in these types of arrangements will be a distinct service (and therefore a separate performance obligation) to which a portion of the transaction price should be allocated and recognized over time as the shipping services are provided. The impact of these changes include:

-	Deferral of revenue: Some of the revenue currently recognized when the concentrate passes the ship’s rail will be deferred and recognized as the shipping services are subsequently provided; and

-
Disaggregated disclosures: The revenue allocated to shipping services may need to be disclosed separately from concentrate revenue (where material), either on the face of the statement of comprehensive income or in the notes.

The Company has determined that while these changes will impact some of its arrangements, the overall year over year impact on the timing of revenue recognition will not be material and consequently such revenue will not be disclosed separately.

(b)	Other presentation and disclosure requirements

The presentation and disclosure requirements of IFRS 15 are more detailed than the current standard. The presentation requirements represent a significant change from current practice and will increase the volume of disclosures required in the Company’s financial statements. During 2017, the Company continued testing appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

-
IFRS 9 “Financial Instruments, issued in July 2014, replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not required. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company adopted the new standard on January 1, 2018 and will not restate comparative information.

During 2017, the Company performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Company. Overall, the Company expects no significant impact on its statements of financial position or equity from the adoption of IFRS 9. However, there will be some changes to the classification and measurement of trade receivables relating to provisionally priced sales.

(a)	Classification and measurement

Some of the Company’s sales of metal in concentrate contain provisional pricing features. Currently, these provisionally priced sales contain an embedded derivative that is separated from the host contract, i.e., the concentrate receivable, for accounting purposes under IAS 39. Accordingly, the embedded derivative, which does not qualify for hedge accounting, is recognized at fair value, with subsequent changes in fair value recognized in the statements of comprehensive income each period until final settlement. The initial estimate of fair value and subsequent changes in fair value over the quotational period (“QP”), and up until final settlement, are estimated by reference to forward market prices.

On adoption of IFRS 9, the embedded derivative will no longer be separated from the concentrate receivables as the receivables are not expected to give rise to cash flows that solely represent payments of principal and interest. Instead, the receivables will be accounted for as one instrument and measured at fair value through profit or loss with subsequent changes in fair value recognized in the statements of comprehensive income each period until final settlement. This will mean that the quantum of the fair value movements will be different because the current approach only calculates fair value movements based on changes in the relevant commodity price, whereas under IFRS 9, the fair value of the receivable will not only include commodity price changes, but it will also factor in the impact of credit and interest rates. Given the nature of the sales with provisional prices, which are not more than three months long and are made with customers that have a solid credit rating, the Company does not expect this change to have a significant impact.

Other non-provisionally priced trade receivables are considered to be held to collect contractual cash flows and are expected to give rise to cash flows solely representing payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

For other financial assets currently measured at fair value, e.g., derivative financial assets, the Company will continue to classify and measure these at fair value.

There will be no impact on financial liabilities.

(b)	Impairment

IFRS 9 requires the Company use an expected credit loss model for its trade receivables measured at amortized cost, either on a 12-month or lifetime basis. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables measured at amortized cost. Given the short-term nature of these receivables, the Company does not expect these changes to have a significant impact.

(c)	Hedge accounting

The changes in IFRS 9 relating to hedge accounting will have no impact as the Company does not currently apply hedge accounting.

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IFRS 16 “Leases”, was issued in January 2016 and replaces IAS 17 “Leases,” IFRIC 4 “Determining whether an Arrangement contains a Lease,” SIC-15 “Operating Leases-Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease.” IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees: leases of ‘low-value’ assets (e.g., personal computers); and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach.

In 2017, the Company assembled a project team to begin the process of assessing the impact of the leases standard. The project team has developed its project plan, established a steering committee, identified key stakeholders, completed high level education sessions and begun to gather more information (through the use of interviews and questionnaires) with respect to the population of procurement contracts that will need to be assessed in light of the new requirements. In 2018, the Company plans to continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

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IFRIC 23, “Uncertainty over Income Tax Treatments”, effective January 1, 2019, clarifies application of recognition and measurement requirements in IAS 12, “Income Taxes” when there is uncertainty over income tax treatments. Management is currently evaluating the impact IFRIC 23 will have on the Company’s financial reporting and disclosures.